Document and Entity Information	Apr. 22, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 22, 2025
Entity Registrant Name	VERADIGM INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-32085
Entity Tax Identification Number	36-4392754
Entity Address Address Line 1	222 Merchandise Mart
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60654
City Area Code	800
Local Phone Number	334-8534
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MDRX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001124804
Amendment Flag	false